Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right of use lease assets	$ 43,766	$ 36,635
Other accrued liabilities	12,024	9,976
Long-term lease liabilities	26,967	26,335
Total operating lease liabilities	$ 38,991	$ 36,311
Weighted average remaining lease term (years)	5 years 1 month 6 days	5 years 7 months 6 days
Weighted average discount rate	4.36%	4.22%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities